RULE 497 DOCUMENT

This filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”) is filed for the sole purpose of submitting the interactive data file (XBRL) exhibit related to the supplement dated December 14, 2018 to the Prospectus of PNC Funds (with respect to PNC Government Money Market Fund and PNC Treasury Money Market Fund), which supplement was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act, on December 14, 2018 (Accession No. 0001104659-18-073069).